Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Cash Flows
Restricted cash collateral	$ 7.3	$ 8.9	$ 14.6	$ 14.0	$ 17.1